INVENTORY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
INVENTORY
Schedule of Inventory

Inventory consists of the following (in thousands):

	March 31,	December 31,
	2021	2020
Raw materials	$4,927	$—
Finished goods	12,854	6,812
Work in process	3,056	2,896
Total inventory	$20,837	$9,708

Inventory is stated at the lower of cost or net realizable value, determined on a first-in, first-out basis, and consists of the following (in thousands):

	December 31,
	2020	2019
Work in process	$2,896	$1,081
Finished goods	6,812	7,324
Total inventory	$9,708	$8,405